LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET

9 .	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2025	2024
2025 SCF Senior Notes, 6.000% and due 2025 (net of unamortized deferred financing costs of nil and $253, respectively)	$—	$221,369
2027 SCC Senior Secured Notes, 7.000% and due 2027 (net of unamortized deferred financing costs of $ 1,596 and $2,862, respectively)	348,404	347,138
2028 SCF Senior Notes, 6.500% and due 2028 (net of unamortized deferred financing costs of $1,582 and $2,299, respectively)	498,418	497,701
2029 SCF Senior Notes, 5.000% and due 2029 (net of unamortized deferred financing costs and original issue premiums of $2,318 and $2,990, respectively)	1,097,682	1,097,010
SCC 2021 Credit Facilities, due 2029
SCC 2021 Term Loan	129	129
SCC 2021 Revolving Facility (1)	29,944	—
SCC 2024 Revolving Facilities, due 2029 (2)	49,992	—

	2,024,569	2,163,347
Less: Current portion of long-term debt, net	—	(21,597)

Long-term debt, net	$2,024,569	$2,141,750

(1)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC
2021
Revolving Facility of $248 and $308, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(2)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facilit ies
of $6,836 and $8,484, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

SCF Senior Notes
On

July 15, 2020, Studio City Finance Limited (“SCF”), a subsidiary of SCIH, issued two series of senior unsecured notes in an aggregate principal amount of $1,000,000, consisting of $500,000 of 6.000% Senior Notes due July 15, 2025 at an issue price of 100% of the principal amount (the “2025 SCF Senior Notes”) and $500,000 of 6.500% Senior Notes due January 15, 2028 at an issue price of 100% of the principal amount (the “2028 SCF Senior Notes”) pursuant to an indenture, dated July 15, 2020 (the “2025 SCF Indenture”) among SCF, the guarantors and the trustee. The net proceeds from the offering of the 2025 SCF Senior Notes and the 2028 SCF Senior Notes were partially used to redeem in full the previous senior secured notes of Studio City Company Limited (“SCC”), a subsidiary of SCIH, with the remaining amount used for capital expenditures of the remaining development project at Studio City.
On November 9, 2023, SCF initiated a cash tender offer (the “2025 SCF Senior Notes Tender Offer (2023)”) which expired on December 8, 2023, subject to the terms and conditions, to purchase for up to an aggregate principal amount of

$
75,000
of the 2025 SCF Senior Notes and was subsequently amended to increase to $
100,000
(the maximum tender amount). SCF purchased an aggregate principal amount of $
100,000
of the 2025 SCF Senior Notes that were validly tendered (and not validly withdrawn) pursuant to the 2025 SCF Senior Notes Tender Offer (2023), as amended, and settled the transaction on November 28, 2023. On April 8, 2024, SCF initiated a cash tender offer (the “2025 SCF Senior Notes Tender Offer (2024)”) which expired on May 6, 2024, subject to the terms and conditions, to purchase for up to an aggregate principal amount of $
100,000
of the outstanding 2025 SCF Senior Notes and was subsequently amended to increase to $
100,029
(the maximum tender amount). SCF purchased an aggregate principal amount of $
100,029
of the 2025 SCF Senior Notes that were validly tendered (and not validly withdrawn) pursuant to the 2025 SCF Senior Notes Tender Offer (2024), as amended, and settled the transaction on April 24, 2024. Other than the 2025 SCF Senior Notes Tender Offer (2023) and the 2025 SCF Senior Notes Tender Offer (2024), SCF repurchased an aggregate principal amount of $
75,349
and $
3,000
of the 2025 SCF Senior Notes during the years ended December 31, 2024 and 2023, respectively. The 2025 SCF Senior Notes Tender Offer (2024) and repurchases of the 2025 SCF Senior Notes during the year ended December 31, 2024 included certain amounts purchased from a related party as disclosed in Note
17
. In connection with the 2025 SCF Senior Notes Tender Offer (2023) and the 2025 SCF Senior Notes Tender Offer (2024),
 and the repurchases of the 2025 SCF Senior Notes during the years ended December 31, 2024 and 2023, the Company recorded a loss on extinguishment of debt of $
1,000
and a gain on extinguishment of debt of $
1,611
during the years ended December 31, 2024 and 2023, respectively. On July 15, 2025, SCF fully redeemed the outstanding principal amount of the 2025 SCF Senior Notes of $
221,622
at maturity with funds drawn from SCC Credit Facilities (as defined below) and cash on hand.
On January 14, 2021, SCF issued senior unsecured notes in an aggregate principal amount of $750,000 of 5.000% Senior Notes due January 15, 2029 at an issue price of 100% of the principal amount (the “Initial 2029 SCF Senior Notes”) pursuant to an indenture, dated January 14, 2021 (the “2029 SCF Indenture”); and on May 20, 2021 further issued senior unsecured notes in an aggregate principal amount of $350,000 of 5.000% Senior Notes due January 15, 2029 at an issue price of 101.50% of the principal amount (the “Additional 2029 SCF Senior Notes”) which were consolidated to form a single series with the Initial 2029 SCF Senior Notes (and together, the “2029 SCF Senior Notes”). The net proceeds from the offering of the Initial 2029 SCF Senior Notes were primarily used to fund the conditional tender offer and the remaining outstanding balance with accrued interest of previous senior notes of SCF in February 2021. The net proceeds from the offering of the Additional 2029 SCF Senior Notes were used to partially fund the capital expenditures of the remaining development project at Studio City and for general corporate pur
pos
es.
The 2028 SCF Senior Notes and the 2029 SCF Senior Notes, are collectively referred to as the “SCF Senior Notes”. The 2025 SCF Indenture and the 2029 SCF Indenture, are collectively referred to as the “SCF Indentures”.
There are no interim principal payments on the SCF Senior Notes and interest is payable semi-annually in arrears on each January 15 and July 15 with respect to each series of the SCF Senior Notes.

The SCF Senior Notes are general obligations of SCF. Each series of the SCF Senior Notes rank equally in right of payment to all existing and future senior indebtedness of SCF, rank senior in right of payment to any existing and future subordinated indebtedness of SCF and are effectively subordinated to all of SCF’s existing and future secured indebtedness (to the extent of the value of the property and assets securing such indebtedness).
All of the existing subsidiaries of SCF and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (the “SCF Senior Notes Guarantors”) jointly, severally and unconditionally guarantee the SCF Senior Notes on a senior basis (the “SCF Senior Notes Guarantees”). The SCF Senior Notes Guarantees are general obligations of the SCF Senior Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the SCF Senior Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the SCF Senior Notes Guarantors. The SCF Senior Notes Guarantees are effectively subordinated to the SCF Senior Notes Guarantors’ obligations under all existing and any future secured indebtedness (to the extent of the value of such property and assets securing such indebtedness).
Each of the SCF Indentures contains certain covenants, subject to certain exceptions and conditions, that limit the ability of SCF and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with affiliates; and (viii) effect a consolidation or merger. Each of the SCF Indentures also contains conditions and provides for customary events of default as well as early redemption options available to SCF during certain time periods and redemption options available to the SCF Senior Notes holders in certain events.
There are provisions under each of the SCF Indentures that limit or prohibit certain payments of dividends and other distributions by SCF and its restricted subsidiaries to companies or persons who are not SCF or its restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2025, the net assets of SCF and its restricted subsidiaries of approximately $584,000 were restricted from being distributed under the terms of the SCF Senior Notes.
SCC Senior Secured Notes
On February 16, 2022, SCC issued senior secured notes in an aggregate principal amount of $350,000 of 7.000% Senior Notes due February 15, 2027 at an issue price of 100% of the principal amount (the “2027 SCC Senior
Secured
Notes”) pursuant to an indenture, dated February 16, 2022 (the “2027 SCC Indenture”) among SCC, the guarantors and the trustee. The net proceeds from the offering of the 2027 SCC Senior
Secured
Notes were used to
fund
the capital expenditures of the remaining development project at Studio City and for general corporate purposes.
There are no interim principal payments on the 2027 SCC Senior Secured Notes and interest is payable semi-annually in arrears on each February 15 and August 15.
The 2027 SCC Senior Secured Notes are senior secured obligations of SCC, rank equally in right of payment to all existing and future senior indebtedness of SCC (although any liabilities in respect of obligations under the SCC Credit Facilities that are secured by common collateral securing the 2027 SCC Senior Secured Notes will have priority over the 2027 SCC Senior Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of SCC and are effectively subordinated to SCC’s existing and future secured indebtedness that is secured by assets that do not secure the 2027 SCC Senior Secured Notes, to the extent of the assets securing such indebtedness.
Studio City Investments Limited (“SCI”), the shareholder of SCC, all of its existing subsidiaries (other than SCC) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the SCC Credit Facilities) (the “2027 SCC Senior Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2027 SCC Senior Secured Notes on a senior basis (the “2027 SCC Senior Secured Notes Guarantees”). The 2027 SCC Senior Secured Notes Guarantees are senior obligations of the 2027 SCC Senior Secured Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2027 SCC Senior Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2027 SCC Senior Secured Notes Guarantors. The 2027 SCC Senior Secured Notes Guarantees are pari passu to the 2027 SCC Senior Secured Notes Guarantors’ obligations under the SCC Credit Facilities, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2027 SCC Senior Secured Notes and the 2027 SCC Senior Secured Notes Guarantees, to the extent of the value of the assets.
The 2027 SCC Senior Secured Notes are secured, on an equal basis with the SCC Credit Facilities, by substantially all of the material assets of SCI and its subsidiaries (although obligations under the SCC Credit Facilities that are secured by the common collateral securing the 2027 SCC Senior Secured Notes will have priority over the 2027 SCC Senior Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral); in addition, in line with the SCC Credit Facilities, the 2027 SCC Senior Secured Notes are also secured by certain specified bank accounts.
The 2027 SCC Indenture contains certain covenants, subject to certain exceptions and conditions, that limit the ability of SCC, SCI and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with affiliates; and (xi) effect a consolidation or merger. The 2027 SCC Indenture also contains conditions and provides for customary events of default as well as early redemption options available to SCC during certain time periods and redemption options available to the 2027 SCC Senior Secured Notes holders in certain events.
There are provisions under the 2027 SCC Indenture that limit or prohibit certain payments of dividends and other distributions by SCC, SCI and their respective restricted subsidiaries to companies or persons who are
not
SCC, SCI and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2025, the net assets of SCI and its restricted subsidiaries of approximately $511,000 were restricted from being distributed under the terms of the 2027 SCC Senior
Secured
Notes.

SCC Credit Facilities
On March 15, 2021, SCC (the “SC Borrower”) amended the terms of its prior senior secured credit
facilities agreement entered into with a syndicate of banks, including the extension of the maturity date of the Hong Kong dollars (“HK$”) 234,000 (equivalent to $30,077)
senior secured credit facilities (the “SCC 2021 Credit Facilities”), comprising a HK$1,000 (equivalent to $129)
term loan facility (the “SCC 2021 Term Loan”) and a
HK$233,000 (equivalent to $29,948)
revolving credit facility (the “SCC 2021 Revolving Facility”) to January 15, 2028. Changes have also been made to the covenants in order to align them with those of certain other financings at SCF, including amending the threshold sizes and measurement dates of the covenants. On November 29, 2024, SCC further amended the terms of the SCC 2021 Credit Facilities (the “SCC 2024 Amendment and Restatement”), including but not limited to the extension of the maturity date to
August 29, 2029
and
the change of interest margin. The SCC 2021 Term Loan shall be repaid on August 29, 2029 with no interim amortization payments. The SCC 2021 Revolving Facility is available up to the date that is one month prior to August 29, 2029.
Pursuant to the SCC 2024 Amendment and Restatement, borrowings under the SCC 2021 Credit Facilities denominated in US$ bear interest at term Secured Overnight Financing Rate (“SOFR”) plus an applicable credit adjustment spread ranging from
0.06
% to
0.20
% per annum and a margin of
2.25
% per annum; borrowings under the SCC 20
21
 Credit Facilities denominated in HK$ bear interest at Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin of
2.25
% per annum. Prior to the effective of the

SCC 2024 Amendment
and Restatement, borrowings under the SCC 20
21
 Credit Facilities denominated in HK$ bore interest at HIBOR plus a margin of
4
% per annum. The SC Borrower may select an interest period for borrowings under the SCC 20
21
 Credit Facilities ranging from one to six months or any other agreed period. As of December 31, 2025 and 2024, the weighted average
interest rate was approximately
5.23
% and
6.83
%
 per annum,
respectively. The SC Borrower is obligated to pay a commitment fee on the undrawn amount of the SCC 20
21
 Revolving Facility and recognized loan commitment fees of $
123
, $
403
and $
417
during the years ended December 31, 2025, 2024 and 2023, respectively.
As of December 31, 2025, the outstanding principal amount of the SCC 20
21
 Term Loan and the SCC 20
21
 Revolving Facility were HK$1,000 (equivalent to $129) and HK$233,000 (equivalent to $29,944), respectively, and the available unused borrowing capacity under the SCC 20
21
 Revolving Facility was
nil
.
On November 29, 2024, SCC entered into a senior secured revolving credit facility agreement with a syndicate of banks (the “SCC 2024 Revolving Facilit ies
”) for HK$1,945,000 (equivalent to $250,273) with a term of five years and maturity date of November 29, 2029, with an option to increase the commitments in an amount not exceeding $100,000, subject to satisfaction of conditions precedent. The SCC 2024 Revolving Facilit ies
are
available up to the date that is one month prior to the maturity date.
Borrowings under the SCC 2024 Revolving Facilit
ies
can be denominated in US$ which bear interest at term SOFR or HK$ which bear interest at HIBOR, in both case plus an applicable margin ranging from 1.95% to 2.55% per annum as adjusted in accordance with the leverage ratio. The SC Borrower may select an interest period for borrowings under the SCC 2024 Revolving Facilit ies
ranging from one to six months or any other agreed period. As of December 31, 2025, the interest rate was approximately 5.33%

per annum.
The
SC Borrower is obligated to pay a commitment fee on the undrawn amount of the SCC 2024 Revolving Facilit ies
and
recognized loan commitment fees of $1,716 and $189 during the years ended December 31, 2025 and 2024, respectively.
As of December 31, 2025, the outstanding principal amount of the SCC 2024 Revolving Facilities was HK$389,000 (equivalent to $49,992), and the available unused borrowing capacity under the SCC 2024 Revolving Facilities was HK$1,556,000 (equivalent to $199,969) of which $119,935 is available to draw, subject to the satisfaction of certain conditions.
The SCC 2021 Credit Facilities and the SCC 2024 Revolving Facilities are collectively referred to as the “SCC Credit Facilities”.
The SCC
2021
Term
Loan
is collateralized by cash of HK$
1,013
 (equivalent to $
130
).
The SC Borrower is subject to mandatory prepayment requirements in respect of various amounts of the SCC 2021 Revolving Facility and the SCC 2024 Revolving Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the SC Borrower and certain of its subsidiaries as defined under the SCC Credit Facilities (the “SC Borrowing Group”), the SCC Credit Facilities are required to be repaid in full. In the event of a change of control, the SC Borrower may be required, at the election of any lender under the SCC Credit Facilities, to repay such lender in full (other than the principal amount of the SCC 2021 Term Loan).
The indebtedness under the SCC Credit Facilities is guaranteed by SCI and its subsidiaries (other than the SC Borrower). Security for the SCC Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or right to use agreements; as well as other customary security. The SCC Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants aligned with those of certain other financings at SCF. Certain specified bank accounts of MRM are pledged under SCC Credit Facilities and related finance documents. The SCC Credit Facilities are secured by substantially all of the material assets of SCI and its subsidiaries. Pursuant to the guarantee dated November 29, 2024 signed by SCIH, the indebtedness under the SCC 2024 Revolving Facilit ies
is also guaranteed by SCIH.
The SCC Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of SCC, SCI and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with affiliates; and (xi) effect a consolidation or merger. The SCC Credit Facilities also contain conditions and events of default customary for such financings.
In addition, modification, expiry, or termination of the gaming concession of MRM in circumstances that have a material adverse effect on the SC Borrowing Group (as a whole) will allow lenders to elect for the mandatory prepayment of all outstanding loan amounts.
There
 are provisions that limit certain payments of dividends and other distributions by the SC Borrowing Group to companies or persons who are not members of the SC Borrowing Group. As of December 31, 2025, the net assets of SCI and its restricted subsidiaries of approximately $511,000 were restricted from being distributed under the terms of the SCC Credit Facilities.
Scheduled
Maturities of Long-term Debt
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2025 are as follows:

Year ending December 31,
2026	$—
2027	350,000
2028	500,000
2029	1,180,065
2030	—
Over 2030	—

$2,030,065